Risks Arising from Financial Instruments - Summary of Carrying Amount of Financial Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Gross	$ 16,019	$ 18,258
Debt Securities [Member]
Disclosure of credit risk exposure [line items]
Gross	123	396
Trade receivables [member]
Disclosure of credit risk exposure [line items]
Gross	3,637	3,465
Cash Deposits for Guarantees [Member]
Disclosure of credit risk exposure [line items]
Gross	189	168
Loans to customers [member]
Disclosure of credit risk exposure [line items]
Gross	81	117
Other receivables [member]
Disclosure of credit risk exposure [line items]
Gross	1,477	1,207
Derivatives [member]
Disclosure of credit risk exposure [line items]
Gross	391	669
Cash and Cash Equivalent [Member]
Disclosure of credit risk exposure [line items]
Gross	9,973	12,097
Equity instruments [member]
Disclosure of credit risk exposure [line items]
Gross	149	139
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Gross	16,434	18,660
Gross carrying amount [member] | Debt Securities [Member]
Disclosure of credit risk exposure [line items]
Gross	123	396
Gross carrying amount [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Gross	3,980	3,796
Gross carrying amount [member] | Cash Deposits for Guarantees [Member]
Disclosure of credit risk exposure [line items]
Gross	189	168
Gross carrying amount [member] | Loans to customers [member]
Disclosure of credit risk exposure [line items]
Gross	81	117
Gross carrying amount [member] | Other receivables [member]
Disclosure of credit risk exposure [line items]
Gross	1,545	1,272
Gross carrying amount [member] | Derivatives [member]
Disclosure of credit risk exposure [line items]
Gross	391	669
Gross carrying amount [member] | Cash and Cash Equivalent [Member]
Disclosure of credit risk exposure [line items]
Gross	9,973	12,097
Gross carrying amount [member] | Equity instruments [member]
Disclosure of credit risk exposure [line items]
Gross	155	145
Impairment losses [member]
Disclosure of credit risk exposure [line items]
Gross	(416)	(402)
Impairment losses [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Gross	(343)	(331)
Impairment losses [member] | Other receivables [member]
Disclosure of credit risk exposure [line items]
Gross	(68)	(65)
Impairment losses [member] | Equity instruments [member]
Disclosure of credit risk exposure [line items]
Gross	$ (5)	$ (6)